Other Current Assets	12 Months Ended
Mar. 31, 2026
Other Current Assets [Abstract]
Other Current Assets	24) OTHER CURRENT ASSETS

	As at March 31
Particulars	2025	2026
Advance to suppliers	144,324	109,120
Prepaid expenses	5,512	5,982
Other assets	3,095	2,552
Total	152,931	117,654